Exhibit 1

Deloitte & Touche LLP 3 Second Street Suite 301 Harborside Plaza 10 Jersey City, NJ 07302 USA Tel: +1 212 937 8202 www.deloitte.com

Morgan Stanley & Co. LLC

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

1585 Broadway

New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a mortgage loan in connection with the proposed offering of certain classes of MSC Trust 2026-ROYL, Commercial Mortgage Pass-Through Certificates, Series 2026-ROYL. Morgan Stanley & Co. LLC, Morgan Stanley Capital I Inc. and Morgan Stanley Mortgage Capital Holdings LLC (collectively, the “Company”) are responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On November 10, 2026, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan (the “Mortgage Loan”) that is secured by one mortgaged property (collectively, with the Mortgage Loan, the “Mortgage Asset”).

From July 29, 2026 through November 5, 2026, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Asset.

At your request, for the Mortgage Asset set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “Identification purposes only - not applicable,” “None - Company Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

Member of Deloitte Touche Tohmatsu Limited

2

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We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Asset underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Asset, (iii) the existence or ownership of the Mortgage Asset or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Company and is not intended to be and should not be used by anyone other than the Company.

Yours truly,

/s/ Deloitte & Touche LLP

November 10, 2026

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we will rely upon the following source documents as provided to us by the Company, with respect to the Mortgage Asset (the “Source Documents”):

Draft loan agreement (the “Loan Agreement”);

Real estate property appraisal report (the “Appraisal Report”);

Property condition report (the “Engineering Report”);

Phase I environmental report (the “Phase I Report”);

Draft CRE insurance risk analysis (the “Insurance Risk Analysis”);

Tenant lease (the “Lease”);

Underwritten rent roll (the “Underwritten Rent Roll”); and

Underwritten financial summary (the “Underwritten Financial Summary Report”).

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	Characteristic	Source Document
1	Loan Number	Identification purposes only - not applicable
2	Unique ID	Identification purposes only - not applicable
3	Loan/Property Name	Identification purposes only - not applicable
4	Street Address	Appraisal Report
5	City	Appraisal Report
6	State	Appraisal Report
7	County	Appraisal Report
8	Zip Code	Appraisal Report
9	Property Type	Appraisal Report
10	Property Type Detail	Appraisal Report
11	Year Built	Appraisal Report
12	Most Recent Renovation	Appraisal Report
13	Total Property SF	Lease / Appraisal Report
14	Occupancy Rate (SF)	Lease / Appraisal Report
15	Occupancy (SF) As of Date	Underwritten Rent Roll
16	Total Capacity (kW)	Underwritten Rent Roll
17	Leased Capacity (kW)	Underwritten Rent Roll
18	Leased % (kW)	Underwritten Rent Roll
19	Occupancy (kW) As of Date	Underwritten Rent Roll
20	Total Debt Original Balance	None - Company Provided
21	Total Debt Cut-off Date Balance	Refer to calculation procedures
22	Whole Loan Original Balance	None - Company Provided
23	Whole Loan Cut-off Date Balance	Refer to calculation procedures
24	Whole Loan Per SF	Refer to calculation procedures
25	Whole Loan Per kW	Refer to calculation procedures
26	Mortgage Loan Original Balance	None - Company Provided
27	Mortgage Loan Cut-off Date Balance	Refer to calculation procedures
28	Mortgage Loan Per SF	Refer to calculation procedures
29	Mortgage Balance per Total Capacity (kW)	Refer to calculation procedures
30	Loan Purpose	None - Company Provided
31	Borrower	Loan Agreement
32	Sponsor	Loan Agreement
33	Carve-Out Guarantor(s)	Loan Agreement
34	Non-Consolidation Opinion	None - Company Provided
35	Independent Director	Loan Agreement
36	SPE	Loan Agreement
37	Title Type	None - Company Provided
38	Mortgage Loan Monthly IO Payment	Refer to calculation procedures
39	Mortgage Loan Annual IO Debt Service	Refer to calculation procedures
40	Mortgage Loan Annual IO Debt Service at Cap	None - Company Provided

	Characteristic	Source Document
41	Whole Loan Monthly IO Payment	Refer to calculation procedures
42	Whole Loan Annual IO Debt Service	Refer to calculation procedures
43	Whole Loan Annual IO Debt Service at Cap	None - Company Provided
44	Monthly P&I Payment	Not applicable
45	Annual P&I Debt Service	Not applicable
46	Interest Accrual Method	Loan Agreement
47	Payment Date	Loan Agreement
48	Interest Accrual Start	Loan Agreement
49	Interest Accrual End	Loan Agreement
50	Whole Loan SOFR Assumption	None - Company Provided
51	Whole Loan SOFR Rounding Methodology	Loan Agreement
52	Mortgage Loan Interest Rate Adjustment Frequency	Loan Agreement
53	Whole Loan Spread	None - Company Provided
54	Whole Loan SOFR Floor	Loan Agreement
55	Whole Loan SOFR Cap Strike Rate	None - Company Provided
56	Whole Loan SOFR Cap Expiration Date	None - Company Provided
57	Whole Loan SOFR Cap Provider	None - Company Provided
58	Whole Loan SOFR Cap Provider Rating (F/M/S)	None - Company Provided
59	Grace Period (Late Fee)	Loan Agreement
60	Grace Period (Default)	Loan Agreement
61	IO Term (mos)	Refer to calculation procedures
62	Original Amortization Term	Loan Agreement
63	Amortization Type	Loan Agreement
64	Origination Date	None - Company Provided
65	First Payment Date	Loan Agreement
66	Interest Rate	Refer to calculation procedures
67	Interest Rate at Cap	None - Company Provided
68	Administrative Fee Rate	None - Company Provided
69	Net Interest Rate	Refer to calculation procedures
70	Original Loan Term (mos)	Refer to calculation procedures
71	Remaining Loan Term (mos)	Refer to calculation procedures
72	Seasoning	Refer to calculation procedures
73	Maturity Date	None - Company Provided
74	Extension Options	Loan Agreement
75	Extension Option Description	Loan Agreement
76	Fully Extended Maturity Date	Loan Agreement
77	Whole Loan Balloon Balance	Refer to calculation procedures
78	Mortgage Loan Balloon Balance	Refer to calculation procedures
79	Lockout Expiration Date	Loan Agreement
80	Open Period Begin Date	None - Company Provided

	Characteristic	Source Document
81	Prepay Description	None - Company Provided
82	Partial Release (Y/N)	Loan Agreement
83	Partial Release Description	Loan Agreement
84	Appraisal Date	Appraisal Report
85	Appraisal Value	Appraisal Report
86	Cut-off Date LTV	Refer to calculation procedures
87	Maturity Date LTV	Refer to calculation procedures
88	Most Recent NOI Date	Underwritten Financial Summary Report
89	Most Recent Revenue	Underwritten Financial Summary Report
90	Most Recent Expenses	Underwritten Financial Summary Report
91	Most Recent NOI	Underwritten Financial Summary Report
92	Most Recent NCF	Underwritten Financial Summary Report
93	Underwritten Base Rent	Underwritten Financial Summary Report
94	Underwritten Effective Gross Income	Underwritten Financial Summary Report
95	Underwritten Expenses	Underwritten Financial Summary Report
96	Underwritten NOI	Underwritten Financial Summary Report
97	Underwritten IO NOI DSCR	Refer to calculation procedures
98	Underwritten IO NOI DSCR at Cap	None - Company Provided
99	Underwritten P&I NOI DSCR	Not applicable
100	Underwritten NOI Debt Yield	Refer to calculation procedures
101	Underwritten Replacement Reserve	Underwritten Financial Summary Report
102	Underwritten TI/LC Reserve	Underwritten Financial Summary Report
103	Underwritten NCF	Underwritten Financial Summary Report
104	Underwritten IO NCF DSCR	Refer to calculation procedures
105	Underwritten IO NCF DSCR at Cap	None - Company Provided
106	Underwritten P&I NCF DSCR	Not applicable
107	Underwritten NCF Debt Yield	Refer to calculation procedures
108	Major Tenant 1	None - Company Provided
109	Major Tenant 1 Sq. Ft.	Lease
110	Major Tenant 1 % Sq. Ft.	Lease
111	Major Tenant 1 kW	Underwritten Rent Roll
112	Major Tenant 1 % kW	Underwritten Rent Roll
113	Major Tenant 1 Expiration	Underwritten Rent Roll
114	Lockbox	Loan Agreement
115	Cash Management	Loan Agreement
116	Cash Management Springing Condition	Loan Agreement
117	Engineering Report Date	Engineering Report
118	Environmental Phase I Report Date	Phase I Report
119	Environmental Phase II Report Date	Not applicable
120	Seismic Report Date	Not applicable

	Characteristic	Source Document
121	Seismic PML	Not applicable
122	Terrorism Insurance	Insurance Risk Analysis
123	Windstorm Insurance	Insurance Risk Analysis
124	Earthquake Insurance	Insurance Risk Analysis
125	Flood Insurance	Insurance Risk Analysis
126	Ground Lease Expiration Date	Not applicable
127	Ground Lessor	Not applicable
128	Additional Financing	Loan Agreement
129	Real Estate Tax Escrow - Initial	Loan Agreement
130	Real Estate Tax Escrow - Ongoing	Loan Agreement
131	Real Estate Tax Escrow - Springing Condition	Loan Agreement
132	Insurance Escrow - Initial	Loan Agreement
133	Insurance Escrow - Ongoing	Loan Agreement
134	Insurance Escrow - Springing Condition	Loan Agreement
135	Replacement Reserve Escrow - Initial	Loan Agreement
136	Replacement Reserve Escrow - Ongoing	Loan Agreement
137	Replacement Reserve Escrow - Springing Condition	Loan Agreement
138	Immediate Repairs Escrow - Initial	Loan Agreement
139	Immediate Repairs Escrow - Ongoing	Loan Agreement
140	Rollover Escrow - Initial	Loan Agreement
141	Rollover Escrow - Ongoing	Loan Agreement
142	Rollover Reserve Escrow - Springing Condition	Loan Agreement
143	Other Escrow Required	Loan Agreement
144	Other Escrow 1 - Description	Loan Agreement
145	Other Escrow 1 - Initial	Loan Agreement
146	Other Escrow 1 - Ongoing	Loan Agreement
147	Other Escrow 1 - Springing Condition	Loan Agreement
148	Other Escrow 2 - Description	Loan Agreement
149	Other Escrow 2 - Initial	Loan Agreement
150	Other Escrow 2 - Ongoing	Loan Agreement
151	Other Escrow 2 - Springing Condition	Loan Agreement
152	Other Escrow 3 - Description	None - Company Provided
153	Other Escrow 3 - Initial	None - Company Provided
154	Other Escrow 3 - Ongoing	Loan Agreement
155	Other Escrow 3 - Springing Condition	Loan Agreement

Calculation Procedures

With respect to Characteristic 21, we recomputed the Total Debt Cut-off Date Balance as being equal to the Total Debt Original Balance.

With respect to Characteristic 23, we recomputed the Whole Loan Cut-off Date Balance as being equal to the Whole Loan Original Balance

With respect to Characteristic 24, we recomputed the Whole Loan Per SF by dividing the (i) Whole Loan Cut-off Date Balance by (ii) Total Property SF.

With respect to Characteristic 25, we recomputed the Whole Loan Per kW by dividing the (i) Whole Loan Cut-off Date Balance by (ii) Total Capacity (kW).

With respect to Characteristic 27, we recomputed the Mortgage Loan Cut-off Date Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 28, we recomputed the Mortgage Loan Per SF by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Total Property SF.

With respect to Characteristic 29, we recomputed the Mortgage Balance per Total Capacity (kW) by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Total Capacity (kW).

With respect to Characteristic 38, we recomputed the Mortgage Loan Monthly IO Payment by dividing (i) the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 39, we recomputed the Mortgage Loan Annual IO Debt Service as the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 41, we recomputed the Whole Loan Monthly IO Payment by dividing (i) the product of (a) the Whole Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 42, we recomputed the Whole Loan Annual IO Debt Service as the product of (a) the Whole Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360

With respect to Characteristic 61, we recomputed the IO Term (mos) as being equal to the Original Loan Term (mos).

With respect to Characteristic 66, we recomputed the Interest Rate as the sum of the (a) Whole Loan SOFR Assumption and (b) Whole Loan Spread.

With respect to Characteristic 69, we recomputed the Net Interest Rate as the difference of the (a) Interest Rate and (b) Administrative Fee Rate.

With respect to Characteristic 70, we recomputed the Original Loan Term (mos) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 71, we recomputed the Remaining Loan Term (mos) as the difference of the (a) Original Loan Term (mos) and (b) Seasoning.

With respect to Characteristic 72, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of November 1, 2026 (the “Cut-off Date” as stipulated by representatives of the Company).

With respect to Characteristic 77, we recomputed the Whole Loan Balloon Balance as being equal to the Whole Loan Original Balance.

With respect to Characteristic 78, we recomputed the Mortgage Loan Balloon Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 86, we recomputed the Cut-off Date LTV by dividing the (i) Whole Loan Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 87, we recomputed the Maturity Date LTV by dividing the (i) Whole Loan Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 97, we recomputed the Underwritten IO NOI DSCR by dividing the (i) Underwritten NOI by (ii) Whole Loan Annual IO Debt Service.

With respect to Characteristic 100, we recomputed the Underwritten NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Whole Loan Cut-off Date Balance.

With respect to Characteristic 104, we recomputed the Underwritten IO NCF DSCR by dividing the (i) Underwritten NCF by (ii) Whole Loan Annual IO Debt Service.

With respect to Characteristic 107, we recomputed the Underwritten NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Whole Loan Cut-off Date Balance.